CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013		1,183,823
Beginning Balance, Amount at Dec. 31, 2013		$ 1,184	$ 2,497,616	$ (5,400,554)	$ (2,901,754)
Issuance of common stock, Shares		13,333
Issuance of common stock, Amount		$ 13	49,987		50,000
Conversion of subordinated convertible promissory note and accrued interest, Shares		40,436
Conversion of subordinated convertible promissory note and accrued interest, Amount		$ 41	394,204		394,245
Conversion of convertible promissory notes and accrued interest, Shares		204,090
Conversion of convertible promissory notes and accrued interest, Amount		$ 204	1,836,609		1,836,813
Issuance of common stock in private placement, net of costs, Shares		226,671
Issuance of common stock in private placement, net of costs, Amount		$ 227	146,076		146,303
Issuance of common stock in reverse acquisition, Shares		333,333
Issuance of common stock in reverse acquisition, Amount		$ 333	(333)
Stock-based compensation			470,185		470,185
Net loss				(737,727)	(737,727)
Ending Balance, Shares at Sep. 30, 2014		2,001,686
Ending Balance, Amount at Sep. 30, 2014		$ 2,002	5,394,344	(6,138,281)	(741,935)
Conversion of convertible promissory notes and accrued interest, Shares		70,371
Conversion of convertible promissory notes and accrued interest, Amount		$ 70	633,263		633,333
Issuance of common stock in private placement, net of costs, Shares		202,469
Issuance of common stock in private placement, net of costs, Amount		$ 203	740,855		741,058
Reclassification of derivative warrant liability to additional paid-in capital			1,148,328		1,148,328
Stock-based compensation			486,271		486,271
Net loss				(2,902,268)	(2,902,268)
Ending Balance, Shares at Sep. 30, 2015		2,274,526
Ending Balance, Amount at Sep. 30, 2015		$ 2,275	8,403,061	(9,040,549)	(635,213)
Issuance of common stock in private placement, net of costs, Shares		641,111
Issuance of common stock in private placement, net of costs, Amount		$ 641	4,228,483		4,229,124
Reclassification of derivative warrant liability to additional paid-in capital			1,093,765		1,093,765
Issuance of common stock for services, Shares		17,778
Issuance of common stock for services, Amount		$ 18	149,982		150,000
Issuance of common stock, warrants and stock options for acquisition, Shares		1,942,456
Issuance of common stock, warrants and stock options for acquisition, Amount		$ 1,942	19,013,131		19,015,073
Issuance of warrants for services			477,181		477,181
Stock-based compensation			732,151		732,151
Net loss				(8,295,698)	(8,295,698)
Ending Balance, Shares at Sep. 30, 2016		4,875,871
Ending Balance, Amount at Sep. 30, 2016		$ 4,876	34,097,754	(17,336,247)	16,766,383
Issuance of common stock in private placement, net of costs, Shares		128,016
Issuance of common stock in private placement, net of costs, Amount		$ 128	491,223		491,351
Reclassification of derivative warrant liability to additional paid-in capital			813,319		813,319
Issuance of common stock for services, Shares		29,729
Issuance of common stock for services, Amount		$ 30	298,744		298,774
Stock-based compensation			541,544		541,544
Net loss				(4,919,261)	(4,919,261)
Ending Balance, Shares at Mar. 31, 2017		5,033,616
Ending Balance, Amount at Mar. 31, 2017		$ 5,034	$ 36,242,584	$ (22,255,508)	$ 13,992,110